Intangible Assets (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Favorable lease terms - Cost	$ 158,987	$ 158,987	$ 248,528
Accelerated amortization - Cost		(89,541)
Favorable lease terms - Accumulated amortization	(94,242)	(84,932)	(129,123)
Additions - Accumulated amortization	(9,310)	(23,287)
Accelerated amortization - Accumulated Amortization		67,478
Favorable lease terms - Net book value	64,745	74,055	$ 119,405
Additions - Net Book Value	$ (9,310)	(23,287)
Accelerated amortization - Net Book Value		$ (22,063)